First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 98.8%
	Belgium — 4.7%
120,396	Ageas S.A./N.V.	$5,338,103
308,295	Proximus SADP	2,968,798
		8,306,901

	Denmark — 4.8%
3,827	AP Moller - Maersk A/S, Class A	8,467,351

	Finland — 2.5%
264,261	Fortum OYJ	4,395,911

	France — 18.3%
118,162	BNP Paribas S.A.	6,735,382
63,204	Covivio	3,751,551
623,563	Credit Agricole S.A.	6,562,100
512,545	Orange S.A.	5,092,037
203,209	Rubis SCA	5,351,097
198,118	SCOR SE	4,557,484
		32,049,651

	Germany — 19.2%
21,961	Allianz SE	4,722,770
84,786	Bayerische Motoren Werke AG (Preference Shares)	7,219,866
148,717	Covestro AG (b) (c)	5,818,523
145,328	Evonik Industries AG	2,790,072
98,921	LEG Immobilien SE	6,444,441
98,755	Mercedes-Benz Group AG	6,490,711
		33,486,383

	Italy — 7.6%
279,107	Assicurazioni Generali S.p.A.	4,964,047
424,394	Poste Italiane S.p.A. (b) (c)	4,145,859
857,921	Snam S.p.A.	4,157,407
		13,267,313

	Luxembourg — 3.4%
2,546,196	Aroundtown S.A.	5,949,909

	Netherlands — 7.4%
157,144	ASR Nederland N.V.	7,460,299
132,928	NN Group N.V.	5,429,872
		12,890,171

	Spain — 5.2%
315,452	ACS Actividades de Construccion y Servicios S.A.	9,039,542

	Sweden — 1.6%
333,899	Tele2 AB, Class B	2,723,068

	Switzerland — 6.4%
125,220	Holcim AG	6,484,111
9,723	Zurich Insurance Group AG	4,650,931
		11,135,042

	United Kingdom — 17.7%
684,895	IG Group Holdings PLC	6,475,022
2,345,291	Legal & General Group PLC	7,074,207

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom (Continued)
169,322	Rio Tinto PLC	$11,868,670
268,944	SSE PLC	5,566,422
		30,984,321

	Total Common Stocks — 98.8%	172,695,563
	(Cost $189,459,790)

	Money Market Funds — 0.1%
152,734	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.10% (d)	152,734
	(Cost $152,734)

	Total Investments — 98.9%	172,848,297
	(Cost $189,612,524)
	Net Other Assets and Liabilities — 1.1%	2,006,138
	Net Assets — 100.0%	$174,854,435

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Rate shown reflects yield as of December 31, 2022.

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Financials	39.4%
Materials	15.6
Utilities	11.3
Industrials	10.1
Real Estate	9.4
Consumer Discretionary	7.9
Communication Services	6.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	69.1%
British Pound Sterling	17.9
Swiss Franc	6.4
Danish Krone	4.9
Swedish Krona	1.6
United States Dollar	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$172,695,563	$172,695,563	$—	$—
Money Market Funds	152,734	152,734	—	—
Total Investments	$172,848,297	$172,848,297	$—	$—

* See Portfolio of Investments for country breakout.

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Australia — 4.5%
96,278	Goodman Group	$1,137,965

	Belgium — 1.2%
10,949	Warehouses De Pauw C.V.A.	312,932

	Canada — 2.0%
23,410	Dream Industrial Real Estate Investment Trust	202,114
5,825	Granite Real Estate Investment Trust	297,187
		499,301

	Cayman Islands — 0.7%
86,200	ESR Group Ltd. (b) (c)	180,894

	Japan — 7.3%
219	Daiwa House REIT Investment Corp.	489,596
450	GLP J-REIT	518,783
52	Mitsubishi Estate Logistics REIT Investment Corp.	167,205
63	Mitsui Fudosan Logistics Park, Inc.	230,898
185	Nippon Prologis REIT, Inc.	434,871
		1,841,353

	Singapore — 4.3%
353,064	Frasers Logistics & Commercial Trust (c)	305,775
165,594	Keppel DC REIT	218,830
464,577	Mapletree Logistics Trust	551,499
		1,076,104

	United Kingdom — 7.0%
101,482	LondonMetric Property PLC	211,390
117,810	Segro PLC	1,087,573
269,617	Tritax Big Box REIT PLC	451,774
		1,750,737

	United States — 72.6%
7,984	American Tower Corp.	1,691,490
40,245	Americold Realty Trust, Inc.	1,139,336
11,560	Crown Castle, Inc.	1,567,998
16,458	Digital Realty Trust, Inc.	1,650,244
72,544	DigitalBridge Group, Inc.	793,631
6,491	EastGroup Properties, Inc.	961,058
2,901	Equinix, Inc.	1,900,242
21,020	First Industrial Realty Trust, Inc.	1,014,425
57,236	LXP Industrial Trust	573,505
10,293	Plymouth Industrial REIT, Inc.	197,420
14,785	Prologis, Inc.	1,666,713
21,644	Rexford Industrial Realty, Inc.	1,182,628
6,069	SBA Communications Corp.	1,701,201
33,034	STAG Industrial, Inc.	1,067,329
14,489	Terreno Realty Corp.	823,989
53,370	Uniti Group, Inc.	295,136
		18,226,345

Shares	Description	Value
	Total Common Stocks — 99.6%	$25,025,631
	(Cost $23,750,370)

	Money Market Funds — 0.2%
40,753	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.10% (d)	40,753
	(Cost $40,753)

	Total Investments — 99.8%	25,066,384
	(Cost $23,791,123)
	Net Other Assets and Liabilities — 0.2%	46,351
	Net Assets — 100.0%	$25,112,735

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Rate shown reflects yield as of December 31, 2022.

Sector Allocation	% of Total Long-Term Investments
Real Estate	100.0%
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	72.9%
Japanese Yen	7.3
British Pound Sterling	7.0
Australian Dollar	4.5
Singapore Dollar	4.3
Canadian Dollar	2.0
Euro	1.3
Hong Kong Dollar	0.7
Total	100.0%

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$25,025,631	$25,025,631	$—	$—
Money Market Funds	40,753	40,753	—	—
Total Investments	$25,066,384	$25,066,384	$—	$—

* See Portfolio of Investments for country breakout.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 98.8%
	Australia — 5.8%
1,123,909	Fortescue Metals Group Ltd.	$15,694,552
1,632,964	Harvey Norman Holdings Ltd.	4,591,756
142,515	JB Hi-Fi Ltd.	4,070,471
956,004	Super Retail Group Ltd.	6,971,100
		31,327,879

	Belgium — 1.1%
126,928	Ageas S.A./N.V.	5,627,718

	Bermuda — 1.7%
745,872	CK Infrastructure Holdings Ltd.	3,903,538
153,908	Lazard Ltd., Class A	5,335,990
		9,239,528

	Canada — 8.4%
57,008	Bank of Nova Scotia (The)	2,793,139
96,858	BCE, Inc.	4,255,600
61,121	Canadian Imperial Bank of Commerce	2,472,376
169,246	Canadian Utilities Ltd., Class A	4,581,142
171,839	Great-West Lifeco, Inc.	3,972,349
134,341	IGM Financial, Inc.	3,750,436
239,467	Labrador Iron Ore Royalty Corp.	5,938,923
118,850	Laurentian Bank of Canada	2,835,196
247,683	Manulife Financial Corp.	4,417,684
160,064	Power Corp. of Canada	3,765,169
89,859	TC Energy Corp.	3,582,414
148,295	TELUS Corp.	2,861,852
		45,226,280

	Cayman Islands — 0.7%
638,219	CK Hutchison Holdings Ltd.	3,830,729

	Denmark — 1.7%
4,064	AP Moller - Maersk A/S, Class A	8,991,720

	Finland — 1.0%
309,918	Fortum OYJ	5,155,403

	France — 2.2%
188,916	Nexity S.A.	5,269,967
107,334	TotalEnergies SE	6,738,607
		12,008,574

	Germany — 2.7%
22,577	Allianz SE	4,855,243
89,736	BASF SE	4,456,109
247,882	Freenet AG	5,418,331
		14,729,683

	Hong Kong — 6.3%
1,225,421	BOC Hong Kong Holdings Ltd.	4,176,082
1,305,615	Henderson Land Development Co., Ltd.	4,558,098
2,170,830	Hysan Development Co., Ltd.	7,036,366
1,637,757	New World Development Co., Ltd.	4,616,089
14,695,826	PCCW Ltd.	6,627,332

Shares	Description	Value
	Common Stocks (a) (Continued)
	Hong Kong (Continued)
810,812	Swire Pacific Ltd., Class A	$7,136,396
		34,150,363

	Israel — 1.1%
270,876	Plus500 Ltd.	5,907,688

	Italy — 5.2%
2,781,623	A2A S.p.A.	3,707,084
1,220,199	Anima Holding S.p.A. (b) (c)	4,887,640
185,015	Azimut Holding S.p.A.	4,145,157
305,117	Eni S.p.A.	4,339,358
419,406	Poste Italiane S.p.A. (b) (c)	4,097,131
2,763,718	UnipolSai Assicurazioni S.p.A.	6,810,262
		27,986,632

	Japan — 9.6%
258,854	Aozora Bank Ltd.	5,118,304
1,028,500	Daiwa Securities Group, Inc.	4,568,847
383,400	Haseko Corp.	4,303,171
385,270	Japan Tobacco, Inc.	7,811,669
352,000	Mitsui OSK Lines Ltd.	8,824,139
127,500	MS&AD Insurance Group Holdings, Inc.	4,103,627
922,400	Resona Holdings, Inc.	5,082,899
340,000	Sumitomo Corp.	5,689,119
151,200	Sumitomo Mitsui Financial Group, Inc.	6,101,457
		51,603,232

	Jersey — 1.5%
3,661,019	Centamin PLC	4,996,966
134,286	Janus Henderson Group PLC	3,158,407
		8,155,373

	Luxembourg — 0.5%
76,746	APERAM S.A.	2,422,676

	Netherlands — 4.0%
139,958	ASR Nederland N.V.	6,644,405
44,724	LyondellBasell Industries N.V., Class A	3,713,434
118,147	NN Group N.V.	4,826,095
405,596	SBM Offshore N.V.	6,364,912
		21,548,846

	New Zealand — 1.2%
1,921,240	Spark New Zealand Ltd.	6,586,900

	South Korea — 13.3%
1,135,082	BNK Financial Group, Inc.	5,834,743
118,402	DB Insurance Co., Ltd.	6,114,394
882,131	DGB Financial Group, Inc.	4,876,311
168,228	Hana Financial Group, Inc.	5,594,296
79,086	Hyundai Motor Co. (Preference Shares)	4,621,950
824,742	Industrial Bank of Korea	6,404,877
108,375	KB Financial Group, Inc.	4,156,732

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
87,372	KT&G Corp.	$6,322,292
630,714	NH Investment & Securities Co., Ltd.	4,374,347
25,257	POSCO Holdings, Inc.	5,522,784
40,745	Samsung Fire & Marine Insurance Co., Ltd.	6,444,444
256,524	Samsung Securities Co., Ltd.	6,380,134
545,811	Woori Financial Group, Inc.	4,985,462
		71,632,766

	Spain — 8.9%
299,471	ACS Actividades de Construccion y Servicios S.A.	8,581,593
415,347	Cia de Distribucion Integral Logista Holdings S.A.	10,492,715
387,029	Enagas S.A.	6,431,909
4,049,869	Mapfre S.A.	7,846,651
171,009	Naturgy Energy Group S.A.	4,450,089
268,382	Red Electrica Corp., S.A.	4,671,310
1,514,352	Telefonica S.A.	5,487,194
		47,961,461

	Sweden — 0.7%
1,516,629	Telia Co., AB	3,874,836

	Switzerland — 3.1%
36,556	Helvetia Holding AG	4,261,869
72,691	Swiss Re AG	6,798,591
11,119	Zurich Insurance Group AG	5,318,698
		16,379,158

	United Kingdom — 10.4%
2,663,618	abrdn PLC	6,094,222
337,845	Antofagasta PLC	6,312,436
2,125,124	Ashmore Group PLC	6,150,620
156,851	British American Tobacco PLC	6,222,576
2,107,936	Direct Line Insurance Group PLC	5,639,613
3,120,589	Jupiter Fund Management PLC	5,010,085
1,779,231	Legal & General Group PLC	5,366,775
897,057	Phoenix Group Holdings PLC	6,600,282
123,330	Rio Tinto PLC	8,644,849
		56,041,458

	United States — 7.7%
130,246	Altria Group, Inc.	5,953,545
190,639	AT&T, Inc.	3,509,664
249,810	Camping World Holdings, Inc., Class A	5,575,759
166,923	H&R Block, Inc.	6,094,359
389,648	Northwest Bancshares, Inc.	5,447,279
38,060	Prudential Financial, Inc.	3,785,447
96,942	Universal Corp.	5,119,507
147,695	Unum Group	6,059,926
		41,545,486

Description	Value
Total Investments — 98.8%	$531,934,389
(Cost $576,579,146)
Net Other Assets and Liabilities — 1.2%	6,693,706
Net Assets — 100.0%	$538,628,095

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Sector Allocation	% of Total Long-Term Investments
Financials	44.9%
Materials	10.8
Industrials	8.7
Communication Services	7.3
Consumer Discretionary	6.8
Utilities	6.2
Consumer Staples	5.9
Real Estate	5.4
Energy	4.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	25.1%
South Korean Won	13.5
British Pound Sterling	12.6
United States Dollar	10.1
Japanese Yen	9.7
Canadian Dollar	8.5
Hong Kong Dollar	7.9
Australian Dollar	5.9
Swiss Franc	3.1
Danish Krone	1.7
New Zealand Dollar	1.2
Swedish Krona	0.7
Total	100.0%

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$531,934,389	$531,934,389	$—	$—

* See Portfolio of Investments for country breakout.

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Bermuda — 0.7%
20,368,913	Concord New Energy Group Ltd.	$1,800,607

	Brazil — 0.6%
1,224,300	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A.	262,031
819,124	Omega Energia S.A. (b)	1,489,387
		1,751,418

	Canada — 12.8%
285,703	Boralex, Inc., Class A	8,444,486
521,836	Innergex Renewable Energy, Inc.	6,243,533
660,701	Northland Power, Inc.	18,118,041
341,127	TransAlta Renewables, Inc.	2,834,327
		35,640,387

	Cayman Islands — 0.2%
1,358,861	China High Speed Transmission Equipment Group Co., Ltd. (b)	611,061

	China — 6.3%
6,553,930	China Datang Corp. Renewable Power Co., Ltd., Class H	1,939,616
10,607,119	China Longyuan Power Group Corp., Ltd., Class H	12,964,264
1,558,323	China Suntien Green Energy Corp., Ltd., Class H	648,848
2,027,055	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,804,897
		17,357,625

	Denmark — 17.4%
268,512	Cadeler A/S (b)	1,052,472
230,800	Orsted A/S (c) (d)	20,974,267
899,945	Vestas Wind Systems A/S	26,181,679
		48,208,418

	France — 3.1%
478,148	Engie S.A.	6,852,402
46,543	Neoen S.A. (c) (d)	1,873,797
		8,726,199

	Germany — 8.7%
21,906	Energiekontor AG	1,805,588
406,390	Nordex SE (b)	5,742,245
105,203	PNE AG	2,404,312
149,016	RWE AG	6,634,170
51,828	SGL Carbon SE (b) (e)	384,470
386,690	Siemens Energy AG	7,274,833
		24,245,618

	Greece — 1.3%
166,605	Terna Energy S.A.	3,634,603

	Italy — 6.8%
1,208,523	Enel S.p.A.	6,507,103
177,743	ERG S.p.A.	5,510,054

Shares	Description	Value
	Common Stocks (a) (Continued)
	Italy (Continued)
185,388	Prysmian S.p.A.	$6,878,203
		18,895,360

	Japan — 2.0%
990,110	Toray Industries, Inc.	5,557,109

	Portugal — 2.1%
1,191,649	EDP - Energias de Portugal S.A.	5,939,175

	South Korea — 1.9%
56,947	CS Bearing Co., Ltd. (f)	364,785
82,207	CS Wind Corp.	4,472,789
26,314	Dongkuk Structures & Construction Co., Ltd.	94,997
339,883	Unison Co., Ltd. (b)	436,781
		5,369,352

	Spain — 11.8%
22,734	Acciona S.A.	4,183,276
762,645	EDP Renovaveis S.A.	16,800,901
292,515	Endesa S.A.	5,521,898
546,423	Iberdrola S.A.	6,393,136
		32,899,211

	Sweden — 3.0%
69,448	Eolus Vind AB, Class B	702,809
322,227	OX2 AB (b)	2,715,886
325,590	SKF AB, Class B	4,965,826
		8,384,521

	Switzerland — 3.6%
211,596	ABB Ltd.	6,421,223
17,993	BKW AG	2,461,596
9,870	Gurit Holding AG (e)	960,688
		9,843,507

	Taiwan — 0.6%
557,364	Century Iron & Steel Industrial Co., Ltd.	1,606,691

	United Kingdom — 3.0%
415,233	ReNew Energy Global PLC, Class A (b) (e)	2,283,782
296,757	SSE PLC	6,142,076
		8,425,858

	United States — 13.7%
93,483	Alliant Energy Corp.	5,161,197
24,993	American Superconductor Corp. (b)	91,974
37,856	Arcosa, Inc.	2,057,095
62,832	Clearway Energy, Inc., Class C	2,002,456
53,372	Duke Energy Corp.	5,496,782
77,696	General Electric Co.	6,510,148
70,485	Hexcel Corp.	4,148,042
67,081	NextEra Energy, Inc.	5,607,972
69,818	Owens Corning	5,955,475

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
109,622	TPI Composites, Inc. (b)	$1,111,567
		38,142,708

	Total Common Stocks — 99.6%	277,039,428
	(Cost $308,803,271)

	Money Market Funds — 0.2%
538,817	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.10% (g)	538,817
	(Cost $538,817)

Principal Value	Description	Value
	Repurchase Agreements — 0.4%
$1,000,000	Citigroup, Inc., 4.25% (g), dated 12/30/22, due 01/03/23, with a maturity value of $1,000,118. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.25%, due 06/01/23 to 02/15/52. The value of the collateral including accrued interest is $1,020,000. (h)	1,000,000
127,621	JPMorgan Chase & Co., 4.26% (g), dated 12/30/22, due 01/03/23, with a maturity value of $127,636. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 0.13%, due 05/15/23 to 12/28/23. The value of the collateral including accrued interest is $130,173. (h)	127,621
	Total Repurchase Agreements — 0.4%	1,127,621
	(Cost $1,127,621)

	Total Investments — 100.2%	278,705,866
	(Cost $310,469,709)
	Net Other Assets and Liabilities — (0.2)%	(696,415)
	Net Assets — 100.0%	$278,009,451

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)

This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,045,383 and the total value of the collateral held by the Fund is $1,127,621.
(f)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (October 1, 2022 to December 31, 2022).
(g)	Rate shown reflects yield as of December 31, 2022.
(h)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Utilities	62.8%
Industrials	34.1
Materials	2.9
Energy	0.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	33.9%
Danish Krone	16.9
United States Dollar	15.1
Canadian Dollar	12.8
Hong Kong Dollar	7.1
Swiss Franc	3.5
Swedish Krona	3.0
British Pound Sterling	2.2
Japanese Yen	2.0
South Korean Won	1.9
Brazilian Real	0.6
New Taiwan Dollar	0.6
Norwegian Krone	0.4
Total	100.0%

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$277,039,428	$277,039,428	$—	$—
Money Market Funds	538,817	538,817	—	—
Repurchase Agreements	1,127,621	—	1,127,621	—
Total Investments	$278,705,866	$277,578,245	$1,127,621	$—

* See Portfolio of Investments for country breakout.

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Building Products — 7.4%
524	Advanced Drainage Systems, Inc.	$42,952
1,064	Builders FirstSource, Inc. (a)	69,032
226	Carlisle Cos., Inc.	53,257
1,903	Carrier Global Corp.	78,499
1,265	Johnson Controls International PLC	80,960
305	Lennox International, Inc.	72,965
1,365	Masco Corp.	63,705
451	Trane Technologies PLC	75,809
		537,179

	Construction & Engineering — 3.1%
940	AECOM	79,834
509	Quanta Services, Inc.	72,532
1,587	WillScot Mobile Mini Holdings Corp. (a)	71,685
		224,051

	Construction Materials — 2.0%
211	Martin Marietta Materials, Inc.	71,312
427	Vulcan Materials Co.	74,772
		146,084

	Electric Utilities — 16.2%
1,340	Alliant Energy Corp.	73,981
782	American Electric Power Co., Inc.	74,251
791	Constellation Energy Corp.	68,192
754	Duke Energy Corp.	77,654
1,166	Edison International	74,181
660	Entergy Corp.	74,250
1,166	Evergy, Inc.	73,376
899	Eversource Energy	75,372
1,782	Exelon Corp.	77,036
1,787	FirstEnergy Corp.	74,947
908	NextEra Energy, Inc.	75,909
1,611	NRG Energy, Inc.	51,262
4,635	PG&E Corp. (a)	75,365
2,689	PPL Corp.	78,573
1,036	Southern (The) Co.	73,981
1,110	Xcel Energy, Inc.	77,822
		1,176,152

	Electrical Equipment — 7.1%
573	AMETEK, Inc.	80,060
480	Eaton Corp. PLC	75,336
821	Emerson Electric Co.	78,865
453	Generac Holdings, Inc. (a)	45,599
293	Hubbell, Inc.	68,761
3,449	Plug Power, Inc. (a)	42,664
430	Regal Rexnord Corp.	51,592
286	Rockwell Automation, Inc.	73,665
		516,542

	Energy Equipment & Services — 3.4%
2,778	Baker Hughes Co.	82,034

Shares	Description	Value
	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
2,132	Halliburton Co.	$83,894
1,501	Schlumberger N.V.	80,244
		246,172

	Equity Real Estate Investment Trusts — 6.1%
349	American Tower Corp.	73,939
506	Crown Castle, Inc.	68,634
720	Digital Realty Trust, Inc.	72,194
127	Equinix, Inc.	83,189
1,449	Iron Mountain, Inc.	72,233
266	SBA Communications Corp.	74,562
		444,751

	Gas Utilities — 1.0%
654	Atmos Energy Corp.	73,294

	Independent Power and Renewable Electricity Producers — 2.1%
2,719	AES (The) Corp.	78,198
3,060	Vistra Corp.	70,992
		149,190

	Industrial Conglomerates — 3.2%
581	3M Co.	69,674
976	General Electric Co.	81,779
374	Honeywell International, Inc.	80,148
		231,601

	IT Services — 7.5%
824	Akamai Technologies, Inc. (a)	69,463
1,330	Cloudflare, Inc., Class A (a)	60,129
903	GoDaddy, Inc., Class A (a)	67,562
367	MongoDB, Inc. (a)	72,240
1,290	Okta, Inc. (a)	88,146
425	Snowflake, Inc., Class A (a)	61,005
999	Twilio, Inc., Class A (a)	48,911
375	VeriSign, Inc. (a)	77,040
		544,496

	Machinery — 16.5%
362	Caterpillar, Inc.	86,721
296	Cummins, Inc.	71,718
545	Dover Corp.	73,798
1,100	Fortive Corp.	70,675
1,088	Graco, Inc.	73,179
325	IDEX Corp.	74,207
348	Illinois Tool Works, Inc.	76,664
1,418	Ingersoll Rand, Inc.	74,091
308	Nordson Corp.	73,218
1,020	Otis Worldwide Corp.	79,876
735	PACCAR, Inc.	72,743
256	Parker-Hannifin Corp.	74,496
312	Snap-on, Inc.	71,289
861	Stanley Black & Decker, Inc.	64,678

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
775	Westinghouse Air Brake Technologies Corp.	$77,353
751	Xylem, Inc.	83,038
		1,197,744

	Metals & Mining — 4.2%
2,259	Freeport-McMoRan, Inc.	85,842
535	Nucor Corp.	70,519
355	Reliance Steel & Aluminum Co.	71,866
819	Steel Dynamics, Inc.	80,016
		308,243

	Multi-Utilities — 10.1%
859	Ameren Corp.	76,382
2,546	CenterPoint Energy, Inc.	76,354
1,217	CMS Energy Corp.	77,073
807	Consolidated Edison, Inc.	76,915
1,020	Dominion Energy, Inc.	62,546
623	DTE Energy Co.	73,221
2,628	NiSource, Inc.	72,060
1,207	Public Service Enterprise Group, Inc.	73,953
464	Sempra Energy	71,707
783	WEC Energy Group, Inc.	73,414
		733,625

	Oil, Gas & Consumable Fuels — 4.8%
372	Cheniere Energy, Inc.	55,785
3,760	Kinder Morgan, Inc.	67,981
1,191	ONEOK, Inc.	78,249
970	Targa Resources Corp.	71,295
2,181	Williams (The) Cos., Inc.	71,755
		345,065

	Road & Rail — 3.0%
2,412	CSX Corp.	74,724
308	Norfolk Southern Corp.	75,897
337	Union Pacific Corp.	69,783
		220,404

	Water Utilities — 2.2%
514	American Water Works Co., Inc.	78,344
1,647	Essential Utilities, Inc.	78,611
		156,955

	Total Common Stocks — 99.9%	7,251,548
	(Cost $7,342,801)

Shares	Description	Value
	Warrants — 0.0%
	Construction & Engineering — 0.0%
298	Webuild S.p.A., expiring 7/5/23 (a) (b) (c)	$3
	(Cost $0)

	Total Investments — 99.9%	7,251,551
	(Cost $7,342,801)
	Net Other Assets and Liabilities — 0.1%	8,088
	Net Assets — 100.0%	$7,259,639

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At December 31, 2022, securities noted as such are valued at $3 or 0.0% of net assets.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,251,548	$7,251,548	$—	$—
Warrants*	3	—	3	—
Total Investments	$7,251,551	$7,251,548	$3	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Austria — 0.1%
7,389	Verbund AG	$622,084

	Belgium — 1.4%
64,322	Elia Group S.A./N.V.	9,143,709

	Brazil — 0.9%
686,637	Energisa S.A.	5,749,557

	Canada — 2.4%
29,784	Fortis, Inc.	1,191,800
534,266	Hydro One Ltd. (b) (c)	14,311,542
2,807	Stella-Jones, Inc.	100,588
		15,603,930

	China — 0.2%
56,995	BYD Co., Ltd., Class H	1,406,355

	Denmark — 0.6%
72,358	NKT A/S (d)	4,076,830

	France — 9.1%
114,771	Engie S.A.	1,644,798
40,517	Nexans S.A.	3,662,703
374,308	Schneider Electric SE	52,376,435
8,388	SPIE S.A.	218,726
		57,902,662

	Germany — 1.9%
139,222	E.ON SE	1,391,043
75,313	Infineon Technologies AG	2,291,984
46,384	Siemens AG	6,436,829
31,549	SMA Solar Technology AG (d)	2,257,625
		12,377,481

	Ireland — 17.7%
327,566	Eaton Corp. PLC	51,411,483
805,850	Johnson Controls International PLC	51,574,400
258,042	nVent Electric PLC	9,926,876
		112,912,759

	Italy — 5.6%
447,617	Enel S.p.A.	2,410,124
428,898	Prysmian S.p.A.	15,912,828
2,368,940	Terna - Rete Elettrica Nazionale S.p.A.	17,497,175
		35,820,127

	Japan — 1.3%
4,635	GS Yuasa Corp.	74,872
60,024	Hitachi Ltd.	3,060,199
65,899	Meidensha Corp.	939,478
15,725	NGK Insulators Ltd.	201,056
88,990	Nissin Electric Co., Ltd.	853,691
152,170	Panasonic Holdings Corp.	1,287,601
98,300	Renesas Electronics Corp. (d)	886,453
17,800	Takaoka Toko Co., Ltd.	242,641

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
22,186	Toshiba Corp.	$778,133
		8,324,124

	Jersey — 3.7%
250,964	Aptiv PLC (d)	23,372,277

	Netherlands — 0.9%
36,620	Alfen N.V. (b) (c) (d)	3,300,617
13,659	NXP Semiconductors N.V.	2,158,532
5,121	STMicroelectronics N.V.	182,154
		5,641,303

	Portugal — 0.4%
162,305	EDP - Energias de Portugal S.A.	808,928
595,371	REN - Redes Energeticas Nacionais SGPS S.A.	1,606,027
		2,414,955

	South Korea — 3.6%
260	Hyosung Heavy Industries Corp. (d)	16,038
48,431	Samsung SDI Co., Ltd.	22,635,604
		22,651,642

	Spain — 2.5%
339,287	Iberdrola S.A.	3,969,649
683,258	Red Electrica Corp., S.A.	11,892,415
		15,862,064

	Switzerland — 8.7%
1,737,428	ABB Ltd.	52,725,063
36,019	Landis+Gyr Group AG	2,541,762
		55,266,825

	Taiwan — 0.1%
30,388	Advantech Co., Ltd.	327,258
25,108	Chung-Hsin Electric & Machinery Manufacturing Corp.	54,896
		382,154

	United Kingdom — 8.3%
4,278,591	National Grid PLC	51,591,792
62,245	SSE PLC	1,288,305
		52,880,097

	United States — 30.4%
54,130	Advanced Energy Industries, Inc.	4,643,271
33,550	AES (The) Corp.	964,898
46,789	American Superconductor Corp. (d)	172,184
31,582	Analog Devices, Inc.	5,180,396
2,549	Arcosa, Inc.	138,513
1,157	AZZ, Inc.	46,512
2,231	Belden, Inc.	160,409
242,010	Cisco Systems, Inc.	11,529,356
1,743	Digi International, Inc. (d)	63,707
36,673	Emerson Electric Co.	3,522,808
2,279	EnerSys	168,281

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
83,503	Enphase Energy, Inc. (d)	$22,124,955
1,205	ESCO Technologies, Inc.	105,486
120,312	Fluence Energy, Inc. (d) (e)	2,063,351
3,732	Generac Holdings, Inc. (d)	375,663
58,271	General Electric Co.	4,882,527
41,691	Honeywell International, Inc.	8,934,381
75,052	Hubbell, Inc.	17,613,203
53,263	International Business Machines Corp.	7,504,224
64,656	Itron, Inc. (d)	3,274,826
1,320	Littelfuse, Inc.	290,664
3,444	MasTec, Inc. (d)	293,877
22,081	MYR Group, Inc. (d)	2,032,998
6,882	National Instruments Corp.	253,946
79,095	NVIDIA Corp.	11,558,943
96,971	Oracle Corp.	7,926,410
4,639	Preformed Line Products Co.	386,382
69,514	QUALCOMM, Inc.	7,642,369
178,612	Quanta Services, Inc.	25,452,210
89,404	SolarEdge Technologies, Inc. (d)	25,325,471
68,748	Tesla, Inc. (d)	8,468,379
53,465	Texas Instruments, Inc.	8,833,487
13,611	Trimble, Inc. (d)	688,172
1,217	Valmont Industries, Inc.	402,425
2,743	WESCO International, Inc. (d)	343,424
21,265	Willdan Group, Inc. (d)	379,580
		193,747,688

	Total Common Stocks — 99.8%	636,158,623
	(Cost $646,859,526)

	Money Market Funds — 0.3%
1,982,858	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.14% (f) (g)	1,982,858
	(Cost $1,982,858)

	Total Investments — 100.1%	638,141,481
	(Cost $648,842,384)
	Net Other Assets and Liabilities — (0.1)%	(447,109)
	Net Assets — 100.0%	$637,694,372

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)

This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,949,955 and the total value of the collateral held by the Fund is $1,982,858.
(f)	Rate shown reflects yield as of December 31, 2022.
(g)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Industrials	51.1%
Information Technology	23.6
Utilities	19.8
Consumer Discretionary	5.5
Materials	0.0 *
Total	100.0%

* Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
United States Dollar	52.4%
Euro	21.5
Swiss Franc	8.7
British Pound Sterling	8.3
South Korean Won	3.6
Canadian Dollar	2.4
Japanese Yen	1.3
Brazilian Real	0.9
Danish Krone	0.6
Hong Kong Dollar	0.2
New Taiwan Dollar	0.1
Total	100.0%

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$636,158,623	$636,158,623	$—	$—
Money Market Funds	1,982,858	1,982,858	—	—
Total Investments	$638,141,481	$638,141,481	$—	$—

* See Portfolio of Investments for country breakout.

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.5%
	Australia — 14.3%
1,165,431	Alumina Ltd.	$1,206,097
421,814	BHP Group Ltd., ADR	26,173,559
783,991	Fortescue Metals Group Ltd.	10,947,850
		38,327,506

	Bermuda — 0.4%
400,689	China Water Affairs Group Ltd.	331,108
763,026	Nine Dragons Paper Holdings Ltd.	696,019
		1,027,127

	Brazil — 14.8%
1,080,665	Petroleo Brasileiro S.A., ADR	11,509,082
48,386	SLC Agricola S.A.	429,904
1,629,084	Vale S.A., ADR	27,645,556
		39,584,542

	Canada — 10.8%
111,298	Enerplus Corp.	1,964,566
157,033	Nutrien Ltd.	11,468,120
82,517	Peyto Exploration & Development Corp. (b)	845,281
400,794	Suncor Energy, Inc.	12,713,517
26,892	West Fraser Timber Co., Ltd.	1,941,825
		28,933,309

	Chile — 0.1%
29,459	CAP S.A.	241,368

	China — 2.7%
1,689,297	China Shenhua Energy Co., Ltd., Class H	4,880,391
187,222	Shandong Chenming Paper Holdings Ltd., Class H (c)	59,245
721,906	Yankuang Energy Group Co., Ltd., Class H	2,201,201
		7,140,837

	Colombia — 4.0%
1,028,216	Ecopetrol S.A., ADR	10,765,422

	India — 2.8%
1,045,806	Coal India Ltd.	2,844,901
1,350,672	GAIL India Ltd.	1,568,138
565,383	NMDC Ltd.	840,933
455,549	NMDC Steel Ltd. (c) (d) (e)	204,014
561,714	Vedanta Ltd.	2,093,951
		7,551,937

	Indonesia — 0.6%
6,511,320	Adaro Energy Indonesia Tbk PT	1,610,315

	Japan — 1.9%
38,900	Daio Paper Corp.	299,961
457,700	Inpex Corp. (b)	4,868,555
		5,168,516

Shares	Description	Value
	Common Stocks (a) (Continued)
	Luxembourg — 0.3%
22,377	APERAM S.A.	$706,385

	Norway — 1.3%
76,987	Yara International ASA	3,383,820

	Portugal — 0.1%
107,073	Navigator (The) Co., S.A.	395,883

	South Africa — 3.6%
52,842	African Rainbow Minerals Ltd.	895,667
174,115	Exxaro Resources Ltd.	2,226,848
423,210	Impala Platinum Holdings Ltd.	5,308,790
27,938	Kumba Iron Ore Ltd.	809,468
31,994	Royal Bafokeng Platinum Ltd.	310,502
		9,551,275

	Sweden — 1.9%
134,124	Boliden AB	5,028,919

	Taiwan — 0.4%
356,756	Taiwan Fertilizer Co., Ltd.	620,990
520,688	YFY, Inc.	414,206
		1,035,196

	United Kingdom — 13.2%
291,605	Ferrexpo PLC	554,189
377,127	Rio Tinto PLC, ADR	26,851,442
117,260	Severn Trent PLC	3,758,115
334,503	United Utilities Group PLC	4,009,216
		35,172,962

	United States — 26.3%
15,686	Andersons (The), Inc.	548,853
236,383	Archer-Daniels-Midland Co.	21,948,161
27,165	California Water Service Group	1,647,286
97,613	CF Industries Holdings, Inc.	8,316,628
385,607	Coterra Energy, Inc.	9,474,364
62,664	FMC Corp.	7,820,467
176,336	International Paper Co.	6,106,516
13,389	SJW Group	1,087,053
140,916	Tyson Foods, Inc., Class A	8,772,021
125,397	Westrock Co.	4,408,958
		70,130,307

	Total Common Stocks — 99.5%	265,755,626
	(Cost $272,782,764)

	Money Market Funds — 1.1%
2,974,817	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.14% (f) (g)	2,974,817
	(Cost $2,974,817)

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Description	Value
Total Investments — 100.6%	$268,730,443
(Cost $275,757,581)
Net Other Assets and Liabilities — (0.6)%	(1,713,481)
Net Assets — 100.0%	$267,016,962

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,870,736 and the total value of the collateral held by the Fund is $2,974,817.
(c)	Non-income producing security.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At December 31, 2022, securities noted as such are valued at $204,014 or 0.1% of net assets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(f)	Rate shown reflects yield as of December 31, 2022.
(g)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Materials	58.6%
Energy	24.8
Consumer Staples	11.9
Utilities	4.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	69.8%
Canadian Dollar	6.5
Australian Dollar	4.5
South African Rand	3.5
British Pound Sterling	3.1
Hong Kong Dollar	3.0
Indian Rupee	2.8
Japanese Yen	1.9
Swedish Krona	1.9
Norwegian Krone	1.3
Indonesian Rupiah	0.6
Euro	0.4
New Taiwan Dollar	0.4
Brazilian Real	0.2
Chilean Peso	0.1
Total	100.0%

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
India	$7,551,937	$7,347,923	$204,014	$—
Other Country Categories*	258,203,689	258,203,689	—	—
Money Market Funds	2,974,817	2,974,817	—	—
Total Investments	$268,730,443	$268,526,429	$204,014	$—

* See Portfolio of Investments for country breakout.

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Australia — 1.2%
84,895	Incitec Pivot Ltd.	$217,331
16,626	Nufarm Ltd.	69,391
		286,722

	Bermuda — 2.7%
6,577	Bunge Ltd.	656,187

	Canada — 4.5%
14,720	Nutrien Ltd.	1,074,647

	Chile — 2.1%
6,271	Sociedad Quimica y Minera de Chile S.A., ADR	500,676

	China — 0.1%
78,405	China BlueChemical Ltd., Class H	18,583

	Germany — 19.2%
38,822	BASF SE	1,927,823
41,524	Bayer AG	2,148,008
20,510	Evonik Industries AG	393,760
8,424	K+S AG	165,695
		4,635,286

	India — 9.0%
1,978	Bayer CropScience Ltd.	118,049
18,292	Chambal Fertilisers and Chemicals Ltd.	68,587
12,938	Coromandel International Ltd.	138,740
5,803	Escorts Kubota Ltd.	150,118
6,839	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	46,045
54,674	Mahindra & Mahindra Ltd.	825,562
6,676	PI Industries Ltd.	275,973
21,945	Sumitomo Chemical India Ltd.	129,500
11,210	Tata Chemicals Ltd.	126,985
32,973	UPL Ltd.	285,430
		2,164,989

	Israel — 1.7%
56,433	ICL Group Ltd.	408,586

	Japan — 6.3%
52,100	Kubota Corp.	721,318
8,800	Mitsui Chemicals, Inc.	199,482
6,200	Nissan Chemical Corp.	273,057
2,100	Sakata Seed Corp.	70,005
72,400	Sumitomo Chemical Co., Ltd.	261,487
		1,525,349

	Malaysia — 2.8%
351,101	Petronas Chemicals Group Bhd	685,464

	Mexico — 0.6%
88,419	Orbia Advance Corp. SAB de CV	156,769

	Netherlands — 5.3%
59,032	CNH Industrial N.V.	948,054

Shares	Description	Value
	Common Stocks (a) (Continued)
	Netherlands (Continued)
9,274	OCI N.V.	$331,771
		1,279,825

	Norway — 2.0%
11,201	Yara International ASA	492,319

	Qatar — 3.9%
265,763	Industries Qatar QSC	934,832

	Russia — 0.0%
1,918	PhosAgro PJSC (b) (c) (d)	3,350

	Singapore — 3.6%
280,900	Wilmar International Ltd.	874,535

	Switzerland — 0.8%
450	Bucher Industries AG	188,244

	Taiwan — 0.3%
43,010	Taiwan Fertilizer Co., Ltd.	74,866

	Turkey — 0.9%
14,666	Gubre Fabrikalari TAS (e)	207,260

	United States — 32.8%
3,275	AGCO Corp.	454,210
525	Alamo Group, Inc.	74,340
8,614	CF Industries Holdings, Inc.	733,913
1,800	Compass Minerals International, Inc.	73,800
30,126	Corteva, Inc.	1,770,806
464	CVR Partners, L.P. (f)	46,669
5,621	Deere & Co.	2,410,060
5,531	FMC Corp.	690,269
482	Lindsay Corp.	78,494
3,600	LSB Industries, Inc. (e)	47,880
14,949	Mosaic (The) Co.	655,812
2,435	Scotts Miracle-Gro (The) Co.	118,317
1,980	SiteOne Landscape Supply, Inc. (e)	232,293
4,575	Toro (The) Co.	517,890
		7,904,753

	Total Investments — 99.8%	24,073,242
	(Cost $26,824,777)
	Net Other Assets and Liabilities — 0.2%	39,154
	Net Assets — 100.0%	$24,112,396

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At December 31, 2022, securities noted as such are valued at $3,350 or 0.0% of net assets.
(c)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(e)	Non-income producing security.
(f)	Security is a Master Limited Partnership (“MLP”).

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Materials	53.1%
Industrials	27.9
Health Care	8.9
Consumer Staples	6.6
Consumer Discretionary	3.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	41.6%
Euro	20.6
Indian Rupee	9.0
Japanese Yen	6.3
Canadian Dollar	4.5
Qatar Riyal	3.9
Singapore Dollar	3.6
Malaysian Ringgit	2.8
Norwegian Krone	2.0
Israeli Shekel	1.7
Australian Dollar	1.2
Turkish Lira	0.9
Swiss Franc	0.8
Mexican Peso	0.7
New Taiwan Dollar	0.3
Hong Kong Dollar	0.1
Russian Ruble	0.0 *
Total	100.0%

*	Amount is less than 0.1%

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$3,350	$—	$—	$3,350
Other Country Categories*	24,069,892	24,069,892	—	—
Total Investments	$24,073,242	$24,069,892	$—	$3,350

* See Portfolio of Investments for country breakout.

Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust BICK Index Fund (BICK)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.4%
	Brazil — 21.7%
46,551	Ambev S.A., ADR	$126,619
70,706	Americanas S.A.	129,232
58,631	B3 S.A. - Brasil Bolsa Balcao	146,695
47,787	Banco Bradesco S.A., ADR	137,626
21,156	Banco do Brasil S.A.	139,163
23,831	BB Seguridade Participacoes S.A.	152,155
15,719	Centrais Eletricas Brasileiras S.A.	125,401
12,384	Cia de Saneamento Basico do Estado de Sao Paulo	134,072
23,642	Gerdau S.A. (Preference Shares)	131,515
143,534	Hapvida Participacoes e Investimentos S.A. (b) (c) (d)	138,104
28,510	Itau Unibanco Holding S.A., ADR	134,282
84,051	Itausa S.A. (Preference Shares)	135,475
33,849	JBS S.A.	140,980
12,430	Localiza Rent a Car S.A.	125,248
32,253	Lojas Renner S.A.	125,108
218,959	Magazine Luiza S.A. (d)	113,632
20,704	Petro Rio S.A. (d)	145,915
12,141	Petroleo Brasileiro S.A., ADR	129,302
38,354	Rumo S.A.	135,190
14,048	Suzano S.A.	128,354
8,602	Vale S.A., ADR	145,976
19,138	WEG S.A.	139,591
		2,959,635

	Cayman Islands — 22.0%
1,621	Alibaba Group Holding Ltd., ADR (d)	142,794
12,274	ANTA Sports Products Ltd.	160,866
1,307	Baidu, Inc., ADR (d)	149,495
2,482	JD.com, Inc., ADR	139,315
8,391	KE Holdings, Inc., ADR (d)	117,138
19,548	Kuaishou Technology (b) (c) (d)	177,938
6,451	Li Auto, Inc., ADR (d)	131,600
17,937	Li Ning Co., Ltd.	155,690
6,819	Meituan, Class B (b) (c) (d)	152,621
1,996	NetEase, Inc., ADR	144,969
11,110	NIO, Inc., ADR (d)	108,323
31,906	NU Holdings Ltd., Class A (d)	129,857
13,484	Pagseguro Digital Ltd., Class A (d)	117,850
1,730	Pinduoduo, Inc., ADR (d)	141,082
3,811	Tencent Holdings Ltd.	163,075
4,442	Trip.com Group Ltd., ADR (d)	152,805
21,879	Wuxi Biologics Cayman, Inc. (b) (c) (d)	167,762
107,442	Xiaomi Corp., Class B (b) (c) (d)	150,589
8,109	XP, Inc., Class A (d)	124,392
13,134	XPeng, Inc., ADR (d) (e)	130,552
5,661	ZTO Express Cayman, Inc., ADR	152,111
		3,010,824

	China — 6.5%
399,834	Bank of China Ltd., Class H	145,479
5,725	BYD Co., Ltd., Class H	141,265

Shares	Description	Value
	Common Stocks (a) (Continued)
	China (Continued)
235,095	China Construction Bank Corp., Class H	$147,284
28,330	China Merchants Bank Co., Ltd., Class H	158,428
283,187	Industrial & Commercial Bank of China Ltd., Class H	145,848
23,201	Ping An Insurance (Group) Co. of China Ltd., Class H	153,525
		891,829

	India — 17.1%
4,876	Axis Bank Ltd., GDR (c)	276,957
4,849	Dr. Reddy’s Laboratories Ltd., ADR	250,936
3,868	HDFC Bank Ltd., ADR	264,610
11,507	ICICI Bank Ltd., ADR	251,888
13,412	Infosys Ltd., ADR	241,550
10,814	Larsen & Toubro Ltd., GDR (c)	273,594
4,128	Reliance Industries Ltd., GDR (b)	253,872
3,710	State Bank of India, GDR (c)	275,282
53,309	Wipro Ltd., ADR	248,420
		2,337,109

	Jersey — 1.9%
3,237	WNS (Holdings) Ltd., ADR (d)	258,928

	Mauritius — 3.4%
47,800	Azure Power Global Ltd. (d) (e)	206,018
9,193	MakeMyTrip Ltd. (d)	253,451
		459,469

	South Korea — 23.2%
1,107	Celltrion, Inc. (e)	140,453
11,179	Doosan Enerbility Co., Ltd. (d)	136,146
1,645	Ecopro BM Co., Ltd.	119,814
3,650	Hanwha Solutions Corp. (d)	124,120
879	Hyundai Mobis Co., Ltd.	139,375
1,108	Hyundai Motor Co.	132,312
3,320	Kakao Corp.	139,416
7,475	KakaoBank Corp. (d)	143,648
3,567	KB Financial Group, Inc.	136,813
2,730	Kia Corp.	128,026
3,861	Korea Aerospace Industries Ltd.	155,417
851	L&F Co., Ltd. (d)	116,764
253	LG Chem Ltd.	120,047
1,919	LG Electronics, Inc.	131,272
603	LG Innotek Co., Ltd.	120,409
1,001	NAVER Corp.	140,512
857	POSCO Chemical Co., Ltd.	121,993
625	POSCO Holdings, Inc.	136,665
211	Samsung Biologics Co., Ltd. (b) (c) (d)	136,996
1,328	Samsung Electro-Mechanics Co., Ltd.	137,053
3,010	Samsung Electronics Co., Ltd.	131,635
257	Samsung SDI Co., Ltd.	120,116

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
2,203	SK Hynix, Inc.	$130,664
1,046	SK Innovation Co., Ltd. (f)	127,390
		3,167,056

	United Kingdom — 1.8%
44,965	ReNew Energy Global PLC, Class A (d)	247,308

	United States — 1.8%
7,289	Coupang, Inc. (d)	107,221
2,575	Yum China Holdings, Inc.	140,724
		247,945

	Total Common Stocks — 99.4%	13,580,103
	(Cost $14,510,550)

	Money Market Funds — 2.8%
382,218	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.14% (g) (h)	382,218
	(Cost $382,218)

	Total Investments — 102.2%	13,962,321
	(Cost $14,892,768)
	Net Other Assets and Liabilities — (2.2)%	(300,111)
	Net Assets — 100.0%	$13,662,210

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $359,784 and the total value of the collateral held by the Fund is $382,218.
(f)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (October 1, 2022 to December 31, 2022).
(g)	Rate shown reflects yield as of December 31, 2022.
(h)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Financials	23.6%
Consumer Discretionary	21.8
Information Technology	13.1
Industrials	9.1
Communication Services	6.7
Materials	6.7
Health Care	6.1
Utilities	5.2
Energy	4.8
Consumer Staples	2.0
Real Estate	0.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	46.5%
South Korean Won	22.7
Brazilian Real	16.4
Hong Kong Dollar	14.4
Total	100.0%

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$13,580,103	$13,580,103	$—	$—
Money Market Funds	382,218	382,218	—	—
Total Investments	$13,962,321	$13,962,321	$—	$—

* See Portfolio of Investments for country breakout.

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Australia — 0.6%
913,409	Telstra Group Ltd.	$2,481,363

	Brazil — 0.5%
346,201	Telefonica Brasil S.A., ADR	2,475,337

	Canada — 1.6%
52,852	BCE, Inc.	2,322,131
54,851	Rogers Communications, Inc., Class B	2,567,141
119,042	TELUS Corp.	2,297,317
		7,186,589

	Cayman Islands — 1.3%
4,082,098	Xiaomi Corp., Class B (b) (c) (d)	5,721,406

	China — 2.6%
53,649,492	China Tower Corp., Ltd., Class H (b) (c)	5,773,604
2,563,564	ZTE Corp., Class H	5,649,040
		11,422,644

	Finland — 2.5%
108,735	Elisa OYJ	5,756,894
1,181,774	Nokia OYJ, ADR	5,483,432
		11,240,326

	France — 0.6%
253,492	Orange S.A.	2,518,395

	Germany — 2.3%
121,112	Deutsche Telekom AG	2,416,302
174,461	Infineon Technologies AG	5,309,333
1,045,371	Telefonica Deutschland Holding AG	2,577,088
		10,302,723

	Guernsey — 1.3%
65,152	Amdocs Ltd.	5,922,317

	Hong Kong — 1.4%
7,388,183	Lenovo Group Ltd.	6,067,332

	India — 6.7%
244,031	Bharti Airtel Ltd.	2,377,776
433,388	HCL Technologies Ltd.	5,444,460
295,744	Infosys Ltd., ADR	5,326,349
142,459	Tata Consultancy Services Ltd.	5,607,956
444,362	Tech Mahindra Ltd.	5,459,320
1,174,581	Wipro Ltd., ADR	5,473,548
		29,689,409

	Indonesia — 0.6%
10,290,580	Telkom Indonesia Persero Tbk PT	2,478,861

	Italy — 1.9%
576,922	Infrastrutture Wireless Italiane S.p.A. (b) (c)	5,813,746

Shares	Description	Value
	Common Stocks (a) (Continued)
	Italy (Continued)
11,640,677	Telecom Italia S.p.A. (d)	$2,695,253
		8,508,999

	Japan — 11.1%
43,332	Fujitsu Ltd.	5,816,010
84,248	KDDI Corp.	2,556,199
115,271	Kyocera Corp.	5,754,767
599,065	Mitsubishi Electric Corp.	5,995,671
168,659	NEC Corp.	5,956,526
213,766	Nippon Telegraph & Telephone Corp.	6,127,611
620,159	Renesas Electronics Corp. (d)	5,592,488
536,598	SoftBank Corp.	6,083,952
74,176	Sony Group Corp.	5,671,717
		49,554,941

	Malaysia — 0.6%
2,815,555	DiGi.Com Bhd	2,556,690

	Mexico — 0.6%
2,663,128	America Movil SAB de CV, Series L	2,405,309
162,300	Sitios Latinoamerica SAB de CV (d)	76,625
		2,481,934

	Netherlands — 2.9%
785,696	Koninklijke KPN N.V.	2,430,620
33,771	NXP Semiconductors N.V.	5,336,831
150,772	STMicroelectronics N.V.	5,326,786
		13,094,237

	New Zealand — 0.6%
737,015	Spark New Zealand Ltd.	2,526,828

	Norway — 0.5%
264,800	Telenor ASA	2,475,878

	Philippines — 0.5%
62,660	Globe Telecom, Inc.	2,451,192

	Qatar — 0.6%
988,282	Ooredoo QPSC	2,496,655

	Russia — 0.0%
755,018	Mobile TeleSystems PJSC, ADR (d) (e) (f) (g)	103,951

	Singapore — 0.5%
1,258,652	Singapore Telecommunications Ltd.	2,415,063

	South Africa — 1.1%
320,374	MTN Group Ltd.	2,400,271
325,979	Vodacom Group Ltd.	2,354,013
		4,754,284

	South Korea — 5.0%
172,815	KT Corp., ADR	2,333,002

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
84,994	LG Electronics, Inc.	$5,814,141
128,926	Samsung Electronics Co., Ltd.	5,638,282
60,574	Samsung SDS Co., Ltd.	5,892,133
64,721	SK Telecom Co., Ltd.	2,426,078
		22,103,636

	Spain — 1.1%
71,635	Cellnex Telecom S.A. (b) (c)	2,370,989
682,866	Telefonica S.A.	2,474,338
		4,845,327

	Sweden — 2.2%
272,379	Tele2 AB, Class B	2,221,350
897,029	Telefonaktiebolaget LM Ericsson, Class B	5,235,252
900,811	Telia Co., AB	2,301,482
		9,758,084

	Switzerland — 0.6%
4,531	Swisscom AG	2,482,458

	Taiwan — 9.8%
539,650	Advantech Co., Ltd.	5,811,656
1,833,142	ASE Technology Holding Co., Ltd.	5,600,431
681,904	Chunghwa Telecom Co., Ltd.	2,507,041
603,785	Delta Electronics, Inc.	5,628,163
1,121,355	Far EasTone Telecommunications Co., Ltd.	2,404,298
252,220	MediaTek, Inc.	5,128,841
1,865,841	Taiwan Mobile Co., Ltd.	5,748,894
71,667	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,338,475
4,183,876	United Microelectronics Corp.	5,540,295
		43,708,094

	Thailand — 0.6%
460,300	Advanced Info Service PCL	2,591,555

	United Arab Emirates — 0.5%
380,407	Emirates Telecommunications Group Co. PJSC	2,367,833

	United Kingdom — 1.8%
4,210,823	BT Group PLC	5,704,129
2,347,721	Vodafone Group PLC	2,390,976
		8,095,105

	United States — 35.1%
82,172	Advanced Micro Devices, Inc. (d)	5,322,281
27,283	American Tower Corp.	5,780,176
34,134	Analog Devices, Inc.	5,599,000
40,594	Apple, Inc.	5,274,378
45,193	Arista Networks, Inc. (d)	5,484,171
128,920	AT&T, Inc.	2,373,417
10,904	Broadcom, Inc.	6,096,754
111,638	Ciena Corp. (d)	5,691,305
118,202	Cisco Systems, Inc.	5,631,143

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
41,597	Crown Castle, Inc.	$5,642,217
53,957	Digital Realty Trust, Inc.	5,410,268
8,475	Equinix, Inc.	5,551,379
38,104	F5, Inc. (d)	5,468,305
355,474	Hewlett Packard Enterprise Co.	5,673,365
203,611	Intel Corp.	5,381,439
39,185	International Business Machines Corp.	5,520,775
178,449	Juniper Networks, Inc.	5,703,230
31,983	Keysight Technologies, Inc. (d)	5,471,332
138,865	Marvell Technology, Inc.	5,143,560
75,380	Microchip Technology, Inc.	5,295,445
104,905	Micron Technology, Inc.	5,243,152
21,464	Motorola Solutions, Inc.	5,531,487
33,727	NVIDIA Corp.	4,928,864
58,623	Qorvo, Inc. (d)	5,313,589
47,562	QUALCOMM, Inc.	5,228,966
20,018	SBA Communications Corp.	5,611,246
60,845	Skyworks Solutions, Inc.	5,544,805
17,141	T-Mobile US, Inc. (d)	2,399,740
66,441	Verizon Communications, Inc.	2,617,775
48,534	VMware, Inc., Class A (d)	5,958,034
		155,891,598

	Total Investments — 99.6%	442,771,044
	(Cost $500,995,543)
	Net Other Assets and Liabilities — 0.4%	1,784,872
	Net Assets — 100.0%	$444,555,916

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At December 31, 2022, securities noted as such are valued at $103,951 or 0.0% of net assets.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Information Technology	60.0%
Communication Services	29.7
Real Estate	6.3
Consumer Discretionary	2.6
Industrials	1.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	43.7%
Japanese Yen	11.2
Euro	9.0
New Taiwan Dollar	8.7
Hong Kong Dollar	5.2
South Korean Won	4.5
Indian Rupee	4.3
Swedish Krona	2.2
British Pound Sterling	1.8
Canadian Dollar	1.6
South African Rand	1.1
Thai Baht	0.6
Malaysian Ringgit	0.6
New Zealand Dollar	0.6
Qatar Riyal	0.6
Swiss Franc	0.6
Mexican Peso	0.6
Australian Dollar	0.6
Indonesian Rupiah	0.5
Norwegian Krone	0.5
Philippine Peso	0.5
Singapore Dollar	0.5
United Arab Emirates Dirham	0.5
Total	100.0%

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$103,951	$—	$—	$103,951
Thailand	2,591,555	—	2,591,555	—
Other Country Categories*	440,075,538	440,075,538	—	—
Total Investments	$442,771,044	$440,075,538	$2,591,555	$103,951

* See Portfolio of Investments for country breakout.

Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.
Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust S-Network Future Vehicles & Technology ETF (CARZ)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Australia — 1.5%
21,928	Allkem Ltd. (b)	$167,810
412,479	Nickel Industries Ltd.	272,412
61,788	Pilbara Minerals Ltd. (b)	157,756
		597,978

	Austria — 0.6%
33,284	ams-OSRAM AG (b)	242,975

	Belgium — 0.6%
2,262	Solvay S.A.	228,721

	Canada — 1.0%
8,247	Lithium Americas Corp. (b) (c)	156,352
3,919	Magna International, Inc.	220,147
		376,499

	Cayman Islands — 4.7%
3,547	Ambarella, Inc. (b)	291,670
3,068	Baidu, Inc., ADR (b)	350,918
151,888	Geely Automobile Holdings Ltd.	221,835
35,536	Himax Technologies, Inc., ADR (c)	220,678
9,469	Li Auto, Inc., ADR (b)	193,168
15,965	NIO, Inc., ADR (b)	155,659
20,785	XPeng, Inc., ADR (b) (c)	206,603
123,016	Yadea Group Holdings Ltd. (d) (e)	205,829
		1,846,360

	Chile — 0.5%
2,253	Sociedad Quimica y Minera de Chile S.A., ADR	179,879

	China — 3.6%
26,648	BYD Co., Ltd., Class H	657,541
29,916	Ganfeng Lithium Group Co., Ltd., Class H (c) (d) (e)	223,447
244,021	Great Wall Motor Co., Ltd., Class H	317,631
273,566	Guangzhou Automobile Group Co., Ltd., Class H	184,353
		1,382,972

	France — 1.7%
4,765	Schneider Electric SE	666,760

	Germany — 4.1%
3,095	Bayerische Motoren Werke AG	276,240
4,027	Continental AG	241,312
11,541	Infineon Technologies AG	351,225
7,375	Mercedes-Benz Group AG	484,725
1,865	Wacker Chemie AG	238,368
		1,591,870

	India — 0.5%
7,806	Tata Motors Ltd., ADR (b) (c)	180,397

	Japan — 6.8%
7,300	Aisin Corp.	196,350
4,000	Denso Corp.	199,208
12,664	Honda Motor Co., Ltd.	292,573

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
63,009	Nissan Motor Co., Ltd.	$200,732
27,400	Panasonic Holdings Corp.	231,848
23,100	Renesas Electronics Corp. (b)	208,312
12,510	Subaru Corp.	193,264
82,560	Toyota Motor Corp.	1,140,201
		2,662,488

	Jersey — 0.6%
2,381	Aptiv PLC (b)	221,742

	Netherlands — 3.6%
2,040	Alfen N.V. (b) (d) (e)	183,868
1,464	Ferrari N.V.	313,618
2,331	NXP Semiconductors N.V.	368,368
21,864	Stellantis N.V.	310,434
6,009	STMicroelectronics N.V.	212,298
7,107	Yandex N.V., Class A (b) (f) (g) (h)	3,370
		1,391,956

	South Korea — 9.9%
2,614	Ecopro BM Co., Ltd. (c)	190,391
1,400	Hyundai Mobis Co., Ltd.	221,985
1,664	Hyundai Motor Co.	198,706
5,050	Iljin Materials Co., Ltd.	207,272
4,008	Kia Corp.	187,959
476	LG Chem Ltd.	225,860
3,439	LX Semicon Co., Ltd. (c)	194,999
44,630	Samsung Electronics Co., Ltd.	1,951,791
466	Samsung SDI Co., Ltd.	217,798
5,697	SK IE Technology Co., Ltd. (b) (d) (e)	238,783
		3,835,544

	Sweden — 0.8%
17,138	Volvo AB, Class B	309,556

	Taiwan — 4.9%
25,636	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,909,626

	United Kingdom — 0.5%
37,429	Polestar Automotive Holding UK PLC, Class A, ADR (b) (c)	198,748

	United States — 53.9%
17,785	Adeia, Inc.	168,602
14,184	Advanced Micro Devices, Inc. (b)	918,698
1,040	Albemarle Corp.	225,534
8,939	Allegro MicroSystems, Inc. (b)	268,349
17,241	Alphabet, Inc., Class A (b)	1,521,173
4,565	Analog Devices, Inc.	748,797
11,944	Apple, Inc.	1,551,884
86,312	Aurora Innovation, Inc. (b)	104,437
12,282	Blink Charging Co. (b) (c)	134,734
5,670	BorgWarner, Inc.	228,217
12,918	Cerence, Inc. (b)	239,371
14,057	ChargePoint Holdings, Inc. (b) (c)	133,963

First Trust S-Network Future Vehicles & Technology ETF (CARZ)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
2,840	Cirrus Logic, Inc. (b)	$211,523
1,226	Cummins, Inc.	297,048
25,557	EVgo, Inc. (b) (c)	114,240
35,682	Ford Motor Co.	414,982
12,941	General Motors Co.	435,335
26,138	indie Semiconductor, Inc., Class A (b)	152,385
36,442	Intel Corp.	963,162
1,549	Lear Corp.	192,107
6,656	Livent Corp. (b)	132,255
14,595	Lucid Group, Inc. (b) (c)	99,684
25,713	Luminar Technologies, Inc. (b) (c)	127,279
7,491	Marvell Technology, Inc.	277,467
5,921	MaxLinear, Inc. (b)	201,018
4,805	Microchip Technology, Inc.	337,551
9,649	Micron Technology, Inc.	482,257
7,291	Microsoft Corp.	1,748,528
112,955	Microvast Holdings, Inc. (b) (c)	172,821
14,280	NVIDIA Corp.	2,086,879
3,807	ON Semiconductor Corp. (b)	237,443
3,024	PACCAR, Inc.	299,285
9,868	Plug Power, Inc. (b)	122,067
39,617	Proterra, Inc. (b)	149,356
2,316	Qorvo, Inc. (b)	209,922
9,967	QUALCOMM, Inc.	1,095,772
7,137	Rambus, Inc. (b)	255,647
5,839	Rivian Automotive, Inc., Class A (b)	107,613
1,526	Silicon Laboratories, Inc. (b)	207,032
2,376	SiTime Corp. (b)	241,449
2,264	Skyworks Solutions, Inc.	206,318
2,071	Synaptics, Inc. (b)	197,076
7,703	Tesla, Inc. (b)	948,856
11,066	Texas Instruments, Inc.	1,828,325
28,257	TuSimple Holdings, Inc., Class A (b)	46,341
1,819	Wolfspeed, Inc. (b)	125,584
		20,968,366

	Total Common Stocks — 99.8%	38,792,437
	(Cost $52,281,248)

	Money Market Funds — 5.4%
2,100,500	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.14% (i) (j)	2,100,500
	(Cost $2,100,500)

	Total Investments — 105.2%	40,892,937
	(Cost $54,381,748)
	Net Other Assets and Liabilities — (5.2)%	(2,007,283)
	Net Assets — 100.0%	$38,885,654

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,034,637 and the total value of the collateral held by the Fund is $2,100,500.
(d)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At December 31, 2022, securities noted as such are valued at $3,370 or 0.0% of net assets.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(i)	Rate shown reflects yield as of December 31, 2022.
(j)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Information Technology	55.0%
Consumer Discretionary	26.6
Industrials	7.3
Materials	6.3
Communication Services	4.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	68.1%
South Korean Won	9.4
Euro	7.8
Japanese Yen	6.5
Hong Kong Dollar	4.4
Australian Dollar	1.5
Canadian Dollar	0.9
Swedish Krona	0.8
Swiss Franc	0.6
Total	100.0%

First Trust S-Network Future Vehicles & Technology ETF (CARZ)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$1,391,956	$1,388,586	$—	$3,370
Other Country Categories*	37,400,481	37,400,481	—	—
Money Market Funds	2,100,500	2,100,500	—	—
Total Investments	$40,892,937	$40,889,567	$—	$3,370

* See Portfolio of Investments for country breakout.

Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.
Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Canada — 2.3%
579,705	Open Text Corp.	$17,182,456
1,249,877	Shopify, Inc., Class A (b)	43,383,231
		60,565,687

	Germany — 1.2%
307,241	SAP SE, ADR (c)	31,704,199

	Israel — 1.1%
376,436	Wix.com Ltd. (b)	28,921,578

	Netherlands — 0.6%
278,344	Elastic N.V. (b)	14,334,716

	United States — 94.4%
148,127	Adobe, Inc. (b)	49,849,179
718,182	Akamai Technologies, Inc. (b)	60,542,743
1,011,886	Alphabet, Inc., Class A (b)	89,278,702
1,058,527	Amazon.com, Inc. (b)	88,916,268
149,282	Appfolio, Inc., Class A (b)	15,731,337
895,699	Appian Corp., Class A (b)	29,163,959
3,545,804	AppLovin Corp., Class A (b)	37,337,316
733,599	Arista Networks, Inc. (b)	89,022,239
937,870	Asana, Inc., Class A (b)	12,914,470
388,403	Atlassian Corp., Class A (b)	49,979,698
287,361	Blackbaud, Inc. (b)	16,914,068
251,609	Blackline, Inc. (b)	16,925,737
620,465	Box, Inc., Class A (b)	19,315,075
1,370,212	Cisco Systems, Inc.	65,276,900
1,386,385	Cloudflare, Inc., Class A (b)	62,678,466
2,218,632	Confluent, Inc., Class A (b)	49,342,376
269,321	Coupa Software, Inc. (b)	21,322,144
144,764	Crowdstrike Holdings, Inc., Class A (b)	15,242,202
224,749	Datadog, Inc., Class A (b)	16,519,051
2,239,630	DigitalOcean Holdings, Inc. (b)	57,043,376
361,838	DocuSign, Inc. (b)	20,053,062
942,885	Domo, Inc., Class B (b)	13,426,682
722,910	Dropbox, Inc., Class A (b)	16,178,726
2,336,307	Eventbrite, Inc., Class A (b)	13,690,759
521,802	Everbridge, Inc. (b)	15,434,903
3,476,812	Fastly, Inc., Class A (b)	28,475,090
1,794,111	HashiCorp, Inc., Class A (b)	49,050,995
3,045,002	Hewlett Packard Enterprise Co.	48,598,232
168,618	HubSpot, Inc. (b)	48,752,522
686,296	International Business Machines Corp.	96,692,243
41,791	Intuit, Inc.	16,265,893
15,568,271	Lumen Technologies, Inc.	81,266,375
400,526	Microsoft Corp.	96,054,145
557,718	MongoDB, Inc. (b)	109,781,211
755,730	NetApp, Inc.	45,389,144
3,616,070	Nutanix, Inc., Class A (b) (c)	94,198,623
1,230,757	Oracle Corp.	100,602,077
100,250	Palo Alto Networks, Inc. (b)	13,988,885
50,224	Paycom Software, Inc. (b)	15,585,009
78,187	Paylocity Holding Corp. (b)	15,188,607

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
3,500,860	Pure Storage, Inc., Class A (b)	$93,683,014
626,163	Q2 Holdings, Inc. (b)	16,825,000
1,660,013	Qualtrics International, Inc., Class A (b)	17,230,935
138,113	Qualys, Inc. (b)	15,500,422
6,986,928	Rackspace Technology, Inc. (b)	20,611,438
1,378,712	RingCentral, Inc., Class A (b)	48,806,405
318,849	Salesforce, Inc. (b)	42,276,189
122,740	ServiceNow, Inc. (b)	47,656,260
554,052	Smartsheet, Inc., Class A (b)	21,807,487
119,191	Snowflake, Inc., Class A (b)	17,108,676
657,762	Splunk, Inc. (b)	56,626,731
287,214	Sprout Social, Inc., Class A (b)	16,216,102
831,215	Squarespace, Inc., Class A (b)	18,428,036
927,650	Toast, Inc., Class A (b)	16,725,529
326,653	Trade Desk (The), Inc., Class A (b)	14,643,854
1,042,331	Twilio, Inc., Class A (b)	51,032,526
89,476	Veeva Systems, Inc., Class A (b)	14,439,637
101,436	Workday, Inc., Class A (b)	16,973,286
634,246	Workiva, Inc. (b)	53,257,637
225,794	Zoom Video Communications, Inc., Class A (b)	15,295,286
127,624	Zscaler, Inc. (b)	14,281,126
2,217,668	Zuora, Inc., Class A (b)	14,104,368
		2,445,518,433

	Total Common Stocks — 99.6%	2,581,044,613
	(Cost $3,472,680,626)

	Money Market Funds — 0.0%
676,750	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.14% (d) (e)	676,750
	(Cost $676,750)

	Total Investments — 99.6%	2,581,721,363
	(Cost $3,473,357,376)
	Net Other Assets and Liabilities — 0.4%	9,905,685
	Net Assets — 100.0%	$2,591,627,048

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $665,466 and the total value of the collateral held by the Fund is $676,750.
(d)	Rate shown reflects yield as of December 31, 2022.
(e)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Information Technology	88.3%
Communication Services	7.7
Consumer Discretionary	3.4
Health Care	0.6
Total	100.0%

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,581,044,613	$2,581,044,613	$—	$—
Money Market Funds	676,750	676,750	—	—
Total Investments	$2,581,721,363	$2,581,721,363	$—	$—

* See Portfolio of Investments for country breakout.

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Australia — 1.9%
1,609,458	Lottery (The) Corp. (b)	$4,909,189

	Austria — 0.5%
22,559	ANDRITZ AG	1,293,136

	Bermuda — 1.3%
55,269	Arch Capital Group Ltd. (b)	3,469,788

	Brazil — 2.6%
1,820,851	Sendas Distribuidora S.A.	6,714,706

	Canada — 10.8%
37,366	Agnico Eagle Mines Ltd.	1,941,707
245,825	Definity Financial Corp.	6,986,223
120,820	Intact Financial Corp.	17,392,191
45,210	Pembina Pipeline Corp.	1,534,602
		27,854,723

	Cayman Islands — 16.6%
57,435	Alibaba Group Holding Ltd., ADR (b)	5,059,449
893,751	Budweiser Brewing Co. APAC Ltd. (c) (d)	2,811,060
247,602	Chindata Group Holdings Ltd., ADR (b)	1,973,388
306,563	JD Health International, Inc. (b) (c) (d)	2,802,307
980,926	Jiumaojiu International Holdings Ltd. (c) (d)	2,620,260
145,543	Koolearn Technology Holding Ltd. (b) (c) (d) (e)	978,932
1,058,301	Kuaishou Technology (b) (c) (d)	9,633,306
207,236	Pinduoduo, Inc., ADR (b)	16,900,096
		42,778,798

	China — 3.2%
199,516	China Tourism Group Duty Free Corp., Ltd., Class H (b) (c) (d)	5,879,056
113,641	Onewo, Inc., Class H (b)	714,128
237,396	Tianqi Lithium Corp., Class H (b)	1,697,109
		8,290,293

	Denmark — 2.6%
49,454	Novo Nordisk A/S, ADR	6,693,104

	Finland — 0.3%
22,836	TietoEVRY OYJ	648,274

	Germany — 7.2%
16,380	BioNTech SE, ADR	2,460,604
178,532	Daimler Truck Holding AG (b)	5,531,646
87,840	Dr. Ing hc F Porsche AG (Preference Shares) (b)	8,909,151
87,581	Siemens Energy AG	1,647,669
		18,549,070

	Ireland — 1.9%
128,498	nVent Electric PLC	4,943,318

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan — 11.5%
707,300	Astellas Pharma, Inc.	$10,813,757
808,017	SoftBank Corp.	9,161,302
228,824	Takeda Pharmaceutical Co., Ltd., ADR	3,569,654
168,300	TDK Corp.	5,559,132
6,600	Visional, Inc. (b)	438,525
		29,542,370

	Luxembourg — 2.2%
2,149,732	Samsonite International S.A. (b) (c) (d)	5,659,762

	Netherlands — 9.1%
164,578	Prosus N.V.	11,354,277
173,387	Technip Energies N.V.	2,722,773
393,413	Universal Music Group N.V.	9,479,578
		23,556,628

	Saudi Arabia — 3.2%
33,505	Dr. Sulaiman Al Habib Medical Services Group Co.	1,966,792
53,611	Elm Co.	4,736,256
34,596	Saudi Tadawul Group Holding Co.	1,666,279
		8,369,327

	South Korea — 1.7%
12,408	LG Energy Solution Ltd. (b)	4,273,376

	Spain — 3.6%
238,075	Corp ACCIONA Energias Renovables S.A.	9,210,151

	Sweden — 2.5%
222,958	Nordnet AB publ	3,225,299
149,355	Swedish Orphan Biovitrum AB (b)	3,087,335
		6,312,634

	Thailand — 9.2%
49,364,500	Asset World Corp. PCL	8,979,251
727,000	Central Retail Corp. PCL (c) (d)	970,802
7,353,100	Gulf Energy Development PCL (d)	11,729,718
4,968,400	Thai Life Insurance PCL (b)	2,137,409
		23,817,180

	United Kingdom — 6.6%
3,116,183	Haleon PLC (b)	12,332,348
13,109	Immunocore Holdings PLC, ADR (b)	748,131
583,319	Wise PLC, Class A (b)	3,968,905
		17,049,384

	United States — 1.1%
9,709	SolarEdge Technologies, Inc. (b)	2,750,268

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Shares	Description	Value
	Total Common Stocks — 99.6%	$256,685,479
	(Cost $251,043,609)

	Money Market Funds — 0.3%
818,526	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.14% (f) (g)	818,526
	(Cost $818,526)

	Total Investments — 99.9%	257,504,005
	(Cost $251,862,135)
	Net Other Assets and Liabilities — 0.1%	331,665
	Net Assets — 100.0%	$257,835,670

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $777,608 and the total value of the collateral held by the Fund is $818,526.
(f)	Rate shown reflects yield as of December 31, 2022.
(g)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	29.2%
Financials	13.6
Health Care	11.4
Communication Services	11.0
Consumer Staples	8.5
Utilities	8.2
Information Technology	7.6
Industrials	7.1
Energy	1.7
Materials	1.4
Real Estate	0.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	19.7%
United States Dollar	19.2
Hong Kong Dollar	12.7
Canadian Dollar	10.8
Japanese Yen	10.1
Thai Baht	9.2
British Pound Sterling	6.3
Saudi Riyad	3.3
Brazilian Real	2.6
Swedish Krona	2.5
Australian Dollar	1.9
South Korean Won	1.7
Total	100.0%

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$23,817,180	$12,087,462	$11,729,718	$—
Other Country Categories*	232,868,299	232,868,299	—	—
Money Market Funds	818,526	818,526	—	—
Total Investments	$257,504,005	$245,774,287	$11,729,718	$—

* See Portfolio of Investments for country breakout.

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	Cayman Islands — 0.1%
1,542,733	Arqit Quantum, Inc. (b) (c)	$5,569,266

	France — 3.2%
1,120,834	Thales S.A.	143,135,225

	India — 5.8%
14,502,026	Infosys Ltd., ADR	261,181,488

	Israel — 6.3%
1,061,265	Check Point Software Technologies Ltd. (c)	133,889,193
945,656	CyberArk Software Ltd. (c)	122,604,300
1,427,529	Radware Ltd. (c)	28,193,698
		284,687,191

	Japan — 3.0%
2,889,773	Trend Micro, Inc.	135,196,634

	South Korea — 0.3%
226,972	Ahnlab, Inc.	11,972,347

	United Kingdom — 1.8%
17,844,878	Darktrace PLC (c)	55,811,088
11,507,708	NCC Group PLC	27,824,624
		83,635,712

	United States — 79.4%
2,252,681	A10 Networks, Inc.	37,462,085
1,486,086	Akamai Technologies, Inc. (c)	125,277,050
1,324,912	Booz Allen Hamilton Holding Corp.	138,479,802
511,658	Broadcom, Inc.	286,083,337
5,670,537	Cisco Systems, Inc.	270,144,383
2,868,715	Cloudflare, Inc., Class A (c)	129,694,605
1,198,213	Crowdstrike Holdings, Inc., Class A (c)	126,159,847
911,787	F5, Inc. (c)	130,850,552
5,303,595	Fortinet, Inc. (c)	259,292,760
6,139,787	Gen Digital, Inc.	131,575,635
4,240,961	Juniper Networks, Inc.	135,541,114
2,937,950	KnowBe4, Inc., Class A (c)	72,802,401
1,289,399	Leidos Holdings, Inc.	135,631,881
2,412,166	NetScout Systems, Inc. (c)	78,419,517
2,643,843	Okta, Inc. (c)	180,653,792
1,659,429	Palo Alto Networks, Inc. (c)	231,556,723
1,143,109	Qualys, Inc. (c)	128,291,123
2,138,759	Rapid7, Inc. (c)	72,675,031
5,482,787	Ribbon Communications, Inc. (c)	15,296,976
1,280,268	Science Applications International Corp.	142,020,129
6,071,008	SentinelOne, Inc., Class A (c)	88,576,007
1,814,746	Splunk, Inc. (c)	156,231,483
2,870,991	Telos Corp. (c)	14,613,344
3,692,236	Tenable Holdings, Inc. (c)	140,858,803
3,979,598	Varonis Systems, Inc. (c)	95,271,576
705,519	VeriSign, Inc. (c)	144,941,823

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
1,056,357	Zscaler, Inc. (c)	$118,206,348
		3,586,608,127

	Total Common Stocks — 99.9%	4,511,985,990
	(Cost $4,957,945,352)

	Money Market Funds — 0.1%
5,404,166	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.14% (d) (e)	5,404,166
	(Cost $5,404,166)

	Total Investments — 100.0%	4,517,390,156
	(Cost $4,963,349,518)
	Net Other Assets and Liabilities — (0.0)%	(1,272,015)
	Net Assets — 100.0%	$4,516,118,141

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,216,811 and the total value of the collateral held by the Fund is $5,404,166.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of December 31, 2022.
(e)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Information Technology	87.6%
Industrials	12.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	91.7%
Euro	3.2
Japanese Yen	3.0
British Pound Sterling	1.8
South Korean Won	0.3
Total	100.0%

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,511,985,990	$4,511,985,990	$—	$—
Money Market Funds	5,404,166	5,404,166	—	—
Total Investments	$4,517,390,156	$4,517,390,156	$—	$—

* See Portfolio of Investments for country breakout.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.7%
	Austria — 4.0%
3,757	ANDRITZ AG	$215,360
537	BAWAG Group AG (b) (c)	28,627
		243,987

	Belgium — 2.7%
704	Azelis Group N.V.	19,985
333	D’ieteren Group	63,878
4,636	Euronav N.V.	77,863
		161,726

	Bermuda — 4.9%
3,340	Arch Capital Group Ltd. (d)	209,685
16,668	Hafnia Ltd.	85,749
		295,434

	Cyprus — 0.0%
1,795	HeadHunter Group PLC, ADR (e) (f) (g)	675

	Denmark — 6.1%
1,983	Genmab A/S, ADR (d)	84,040
2,098	Novo Nordisk A/S, Class B	283,285
		367,325

	Finland — 1.6%
2,006	Kempower OYJ (d)	45,566
1,782	TietoEVRY OYJ	50,588
		96,154

	France — 4.3%
854	Euroapi S.A. (d)	12,661
3,162	La Francaise des Jeux SAEM (b) (c)	127,199
690	Neoen S.A. (b) (c)	27,779
2,761	Verallia S.A. (b) (c)	93,630
		261,269

	Germany — 18.1%
1,096	BioNTech SE, ADR	164,641
9,290	Daimler Truck Holding AG (d)	287,842
4,113	Dr. Ing hc F Porsche AG (Preference Shares) (d)	417,160
2,908	Encavis AG	57,541
316	Hensoldt AG	7,475
2,559	Siemens Energy AG	48,143
1,684	TeamViewer AG (b) (c) (d)	21,713
1,522	Vantage Towers AG	52,298
602	Vitesco Technologies Group AG (d)	34,959
		1,091,772

	Ireland — 1.8%
2,758	nVent Electric PLC	106,100

	Italy — 1.6%
1,821	Industrie De Nora S.p.A. (d)	27,953
7,317	Italgas S.p.A.	40,650
896	Stevanato Group S.p.A.	16,101

Shares	Description	Value
	Common Stocks (a) (Continued)
	Italy (Continued)
1,809	Technoprobe S.p.A. (d)	$12,974
		97,678

	Luxembourg — 0.2%
1,051	FREYR Battery S.A. (d)	9,123

	Netherlands — 17.0%
393	Alfen N.V. (b) (c) (d)	35,422
250	Argenx SE, ADR (d)	94,708
320	Ariston Holding N.V.	3,295
2,449	Iveco Group N.V. (d)	14,571
1,513	JDE Peet’s N.V.	43,761
6,032	Prosus N.V.	416,149
9,744	Technip Energies N.V.	153,014
10,918	Universal Music Group N.V.	263,077
		1,023,997

	Norway — 2.8%
28,872	Elkem ASA (b) (c)	103,737
3,445	Hoegh Autoliners ASA	22,822
1,419	Norske Skog ASA (b) (d)	9,741
1,564	OKEA ASA	5,460
7,515	Var Energi ASA	25,778
		167,538

	Portugal — 0.3%
2,514	Greenvolt-Energias Renovaveis S.A. (d)	20,991

	Spain — 2.7%
3,964	Corp ACCIONA Energias Renovables S.A.	153,351
7,991	Unicaja Banco S.A. (b) (c)	8,819
		162,170

	Sweden — 8.2%
755	Alleima AB (d)	2,780
3,156	BoneSupport Holding AB (b) (c) (d)	24,332
2,675	EQT AB	56,551
289	Hemnet Group AB	3,479
13,169	Nordnet AB publ	190,502
1,793	Olink Holding AB, ADR (d)	45,506
4,102	OX2 AB (d)	34,574
4,663	Swedish Orphan Biovitrum AB (d)	96,389
8,969	Volvo Car AB, Class B (d)	40,724
		494,837

	Switzerland — 2.9%
284	Accelleron Industries AG (d)	5,880
2,213	Alcon, Inc.	151,211
477	Softwareone Holding AG	6,763
301	Stadler Rail AG	10,678
		174,532

	United Kingdom — 16.5%
11,313	Airtel Africa PLC (b) (c)	15,291

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom (Continued)
447	Bicycle Therapeutics PLC, ADR (d)	$13,231
27,237	BP PLC	156,377
1,532	Finablr PLC (b) (d) (e) (f) (g)	0
1,437	Frasers Group PLC (d)	12,335
125,088	Haleon PLC (d)	495,038
682	Immunocore Holdings PLC, ADR (d)	38,922
14,135	M&G PLC	32,101
29,090	NatWest Group PLC	93,267
1,661	Network International Holdings PLC (b) (c) (d)	5,984
7,586	Rentokil Initial PLC	46,589
2,894	Trainline PLC (b) (c) (d)	9,607
4,143	Virgin Money UK PLC	9,121
721	Watches of Switzerland Group PLC (b) (d)	7,152
8,570	Wise PLC, Class A (d)	58,310
		993,325

	United States — 3.2%
673	SolarEdge Technologies, Inc. (d)	190,641

	Virgin Islands — 0.8%
733	Establishment Labs Holdings, Inc. (d)	48,121

	Total Investments — 99.7%	6,007,395
	(Cost $5,747,075)
	Net Other Assets and Liabilities — 0.3%	18,547
	Net Assets — 100.0%	$6,025,942

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At December 31, 2022, securities noted as such are valued at $675 or 0.0% of net assets.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	18.8%
Health Care	17.9
Industrials	15.6
Financials	10.5
Consumer Staples	9.0
Energy	8.4
Information Technology	5.8
Communication Services	5.5
Utilities	5.0
Materials	3.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	48.0%
United States Dollar	17.0
British Pound Sterling	15.7
Swedish Krona	7.5
Danish Krone	4.7
Norwegian Krone	4.2
Swiss Franc	2.9
Total	100.0%

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cyprus	$675	$—	$—	$675
United Kingdom	993,325	993,325	—	—	**
Other Country Categories*	5,013,395	5,013,395	—	—
Total Investments	$6,007,395	$6,006,720	$—	$675

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.
Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 95.8%
	Australia — 2.2%
11,990	carsales.com Ltd.	$169,472
1,758	REA Group Ltd.	132,621
12,106	SEEK Ltd.	172,678
5,915	WiseTech Global Ltd.	204,382
		679,153

	Canada — 5.2%
2,894	Descartes Systems Group (The), Inc. (b)	201,746
40,613	Shopify, Inc., Class A (b)	1,410,057
		1,611,803

	Cayman Islands — 50.6%
25,923	Alibaba Group Holding Ltd., ADR (b)	2,283,557
9,406	Baidu, Inc., ADR (b)	1,075,858
35,719	JD Health International, Inc. (b) (c) (d)	326,509
33,267	JD.com, Inc., ADR	1,867,277
66,349	Kuaishou Technology (b) (c) (d)	603,949
139,140	Meituan, Class B (b) (c) (d)	3,114,203
12,499	NetEase, Inc., ADR	907,803
17,793	Pinduoduo, Inc., ADR (b)	1,451,019
12,332	Sea Ltd., ADR (b)	641,634
80,513	Tencent Holdings Ltd.	3,445,201
		15,717,010

	Germany — 2.3%
6,586	Delivery Hero SE (b) (c) (d)	315,697
2,737	Scout24 SE (c) (d)	137,496
7,643	Zalando SE (b) (c) (d)	270,887
		724,080

	Indonesia — 0.6%
31,122,463	GoTo Gojek Tokopedia Tbk PT (b)	181,927

	Ireland — 2.3%
5,223	Flutter Entertainment PLC (b)	714,522

	Isle of Man — 1.0%
20,096	Entain PLC	321,061

	Israel — 0.5%
1,954	Wix.com Ltd. (b)	150,126

	Japan — 4.0%
14,200	CyberAgent, Inc.	126,376
14,572	M3, Inc.	397,277
15,382	Nexon Co., Ltd.	347,162
31,473	Rakuten Group, Inc.	142,928
91,176	Z Holdings Corp.	230,649
		1,244,392

	Luxembourg — 1.2%
4,811	Spotify Technology S.A. (b)	379,828

	Netherlands — 13.5%
1,057	Adyen N.V. (b) (c) (d)	1,457,775

Shares	Description	Value
	Common Stocks (a) (Continued)
	Netherlands (Continued)
39,663	Prosus N.V.	$2,736,360
15,088	Yandex N.V., Class A (b) (e) (f) (g)	7,154
		4,201,289

	New Zealand — 0.7%
4,766	Xero Ltd. (b)	228,022

	South Africa — 4.0%
7,432	Naspers Ltd., Class N	1,235,371

	South Korea — 4.4%
10,639	Kakao Corp.	446,762
5,095	NAVER Corp.	715,194
540	NCSoft Corp.	191,317
		1,353,273

	United Kingdom — 1.7%
33,070	Auto Trader Group PLC (c) (d)	206,138
14,250	IG Group Holdings PLC	134,720
29,881	Rightmove PLC	184,742
		525,600

	United States — 1.6%
34,848	Coupang, Inc. (b)	512,614

	Total Investments — 95.8%	29,780,071
	(Cost $53,914,941)
	Net Other Assets and Liabilities — 4.2%	1,291,487
	Net Assets — 100.0%	$31,071,558

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At December 31, 2022, securities noted as such are valued at $7,154 or 0.0% of net assets.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	52.0%
Communication Services	34.0
Information Technology	12.3
Health Care	1.3
Financials	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	31.2%
Hong Kong Dollar	25.2
Euro	18.9
Canadian Dollar	5.4
South Korean Won	4.5
Japanese Yen	4.2
South African Rand	4.2
Australian Dollar	3.0
British Pound Sterling	2.8
Indonesian Rupiah	0.6
Total	100.0%

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$4,201,289	$4,194,135	$—	$7,154
Other Country Categories*	25,578,782	25,578,782	—	—
Total Investments	$29,780,071	$29,772,917	$—	$7,154

* See Portfolio of Investments for country breakout.

Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.
Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Exchange-Traded Fund II

Additional Information

December 31, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

First Trust BICK Index Fund

First Trust Cloud Computing ETF

First Trust Nasdaq Cybersecurity ETF

Nasdaq®, ISE BICKTM Index, ISE CTA Cloud Computing IndexTM, and Nasdaq CTA Cybersecurity IndexTM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund

First Trust Global Wind Energy ETF

Nasdaq®, Clean Edge®, Nasdaq Clean Edge Smart Grid Infrastructure IndexTM, and ISE Clean Edge Global Wind Energy IndexTM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust Dow Jones Global Select Dividend Index Fund

First Trust Dow Jones International Internet ETF

Dow Jones Global Select Dividend Index and Dow Jones International Internet Index (“the Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones Indexes.

First Trust Alerian Disruptive Technology Real Estate ETF

First Trust Alerian U.S. NextGen Infrastructure ETF

Alerian, Alerian Disruptive Technology Real Estate Index, and Alerian U.S. NextGen Infrastructure Index (“the Alerian Indexes”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Alerian Indexes to track general market performances. VettaFi’s only relationship to the Funds is the licensing of the service marks and the Alerian Indexes, which is determined, composed and calculated by VettaFi without regard to First Trust advisors L.P. or the Fund. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund issued by First Trust advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.

First Trust Indxx Global Agriculture ETF

First Trust Indxx Global Natural Resources Income ETF

First Trust Indxx NextG ETF

Indxx, Indxx Global Agriculture Index, Indxx Global Natural Resources Income Index, and Indxx 5G & NextG Thematic IndexSM, (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Funds.

First Trust International Equity Opportunities ETF

First Trust IPOX® Europe Equity Opportunities ETF

IPOX®, IPOX® International Index, and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.

First Trust STOXX® European Select Dividend Index Fund

The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.

First Trust S-Network Future Vehicles & Technology ETF

S-Network and S-Network Electric & Future Vehicle Ecosystem Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. VettaFi’s only relationship to the Fund is the licensing of the service marks and the Index, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Fund. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.1%
	Biotechnology — 6.7%
166	CareDx, Inc. (a)	$1,894
530	Exact Sciences Corp. (a)	26,240
241	Myriad Genetics, Inc. (a)	3,497
350	Natera, Inc. (a)	14,060
152	Twist Bioscience Corp. (a)	3,619
181	Veracyte, Inc. (a)	4,295
		53,605

	Health Care Equipment & Supplies — 58.0%
133	Align Technology, Inc. (a)	28,050
306	Alphatec Holdings, Inc. (a)	3,779
167	Axonics, Inc. (a)	10,443
468	Butterfly Network, Inc. (a)	1,151
791	Dexcom, Inc. (a)	89,573
78	Establishment Labs Holdings, Inc. (a)	5,121
334	Globus Medical, Inc., Class A (a)	24,806
482	Hologic, Inc. (a)	36,058
85	Inspire Medical Systems, Inc. (a)	21,410
127	Insulet Corp. (a)	37,388
316	Intuitive Surgical, Inc. (a)	83,851
91	iRhythm Technologies, Inc. (a)	8,524
144	Masimo Corp. (a)	21,305
114	Outset Medical, Inc. (a)	2,943
99	Pulmonx Corp. (a)	835
138	QuidelOrtho Corp. (a)	11,822
296	ResMed, Inc.	61,606
195	Tandem Diabetes Care, Inc. (a)	8,765
81	TransMedics Group, Inc. (a)	4,999
		462,429

	Health Care Providers & Services — 4.0%
193	Accolade, Inc. (a)	1,503
88	Castle Biosciences, Inc. (a)	2,072
1,203	Clover Health Investments Corp. (a)	1,118
69	Fulgent Genetics, Inc. (a)	2,055
302	Guardant Health, Inc. (a)	8,214
402	Hims & Hers Health, Inc. (a)	2,577
679	Invitae Corp. (a)	1,263
299	LifeStance Health Group, Inc. (a)	1,477
205	Privia Health Group, Inc. (a)	4,656
219	Progyny, Inc. (a)	6,822
		31,757

	Health Care Technology — 7.6%
747	American Well Corp., Class A (a)	2,114
138	Definitive Healthcare Corp. (a)	1,516
343	Doximity, Inc., Class A (a)	11,511
304	GoodRx Holdings, Inc., Class A (a)	1,417
184	Health Catalyst, Inc. (a)	1,956
188	Schrodinger, Inc. (a)	3,514
507	Teladoc Health, Inc. (a)	11,990
163	Veeva Systems, Inc., Class A (a)	26,305
		60,323

Shares	Description	Value
	Common Stocks (Continued)
	Life Sciences Tools & Services — 23.8%
261	10X Genomics, Inc., Class A (a)	$9,511
412	Adaptive Biotechnologies Corp. (a)	3,148
403	Cytek Biosciences, Inc. (a)	4,115
323	Illumina, Inc. (a)	65,310
306	IQVIA Holdings, Inc. (a)	62,696
386	NeoGenomics, Inc. (a)	3,567
479	Pacific Biosciences of California, Inc. (a)	3,918
716	QIAGEN N.V. (a)	35,707
589	SomaLogic, Inc. (a)	1,478
		189,450

	Total Common Stocks — 100.1%	797,564
	(Cost $1,023,120)

	Money Market Funds — 0.0%
56	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.10% (b)	56
	(Cost $56)

	Total Investments — 100.1%	797,620
	(Cost $1,023,176)
	Net Other Assets and Liabilities — (0.1)%	(464)
	Net Assets — 100.0%	$797,156

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2022.

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$797,564	$797,564	$—	$—
Money Market Funds	56	56	—	—
Total Investments	$797,620	$797,620	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Indxx Metaverse ETF (ARVR)

Portfolio of Investments
December 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.6%
	Aerospace & Defense — 3.0%
701	Maxar Technologies, Inc.	$36,270

	Electronic Equipment, Instruments & Components — 5.8%
507	Amphenol Corp., Class A	38,603
26,285	AUO Corp. (TWD)	12,828
1,602	Sunny Optical Technology Group Co., Ltd. (HKD)	19,058
		70,489

	Entertainment — 32.1%
616	Capcom Co., Ltd. (JPY)	19,655
1,130	DeNA Co., Ltd. (JPY)	15,124
290	Electronic Arts, Inc.	35,432
982	GungHo Online Entertainment, Inc. (JPY)	15,867
936	Koei Tecmo Holdings Co., Ltd. (JPY)	16,969
862	Mixi, Inc. (JPY)	16,110
2,542	NetEase, Inc. (HKD)	37,292
151	Netflix, Inc. (a)	44,527
458	Netmarble Corp. (KRW) (b) (c)	21,877
2,112	Nexon Co., Ltd. (JPY)	47,412
840	Nintendo Co., Ltd. (JPY)	35,218
927	ROBLOX Corp., Class A (a)	26,382
310	Square Enix Holdings Co., Ltd. (JPY)	14,402
296	Take-Two Interactive Software, Inc. (a)	30,823
538	Ubisoft Entertainment S.A. (EUR) (a)	15,164
		392,254

	Health Care Technology — 1.1%
563	Teladoc Health, Inc. (a)	13,315

	Household Durables — 3.7%
594	Sony Group Corp. (JPY)	45,176

	Interactive Media & Services — 5.1%
270	Meta Platforms, Inc., Class A (a)	32,492
3,322	Snap, Inc., Class A (a)	29,732
		62,224

	IT Services — 1.5%
563	Keywords Studios PLC (GBP)	18,448

	Semiconductors & Semiconductor Equipment — 27.9%
596	Advanced Micro Devices, Inc. (a)	38,603
1,330	Intel Corp.	35,152
591	Microchip Technology, Inc.	41,518
641	Micron Technology, Inc.	32,037
294	NVIDIA Corp.	42,965
311	QUALCOMM, Inc.	34,191
1,113	STMicroelectronics N.V. (EUR)	39,205
528	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	39,331
228	Texas Instruments, Inc.	37,670
		340,672

Shares	Description	Value
	Common Stocks (Continued)
	Software — 13.1%
119	Adobe, Inc. (a)	$40,047
150	Microsoft Corp.	35,973
122	Synopsys, Inc. (a)	38,953
453	Unity Software, Inc. (a)	12,951
470	Zoom Video Communications, Inc., Class A (a)	31,838
		159,762

	Technology Hardware, Storage & Peripherals — 6.3%
246	Apple, Inc.	31,963
32,424	Xiaomi Corp., Class B (HKD) (a) (b) (c)	45,448
		77,411

	Total Investments — 99.6%	1,216,021
	(Cost $1,523,070)
	Net Other Assets and Liabilities — 0.4%	4,552
	Net Assets — 100.0%	$1,220,573

(a)	Non-income producing security.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

ADR	-	American Depositary Receipt

Currency Exposure Diversification	% of Total Investments
USD	64.2%
JPY	18.6
HKD	8.4
EUR	4.5
KRW	1.8
GBP	1.5
TWD	1.0
Total	100.0%

Currency Abbreviations:
EUR	-	Euro
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Country Allocation*	% of Total Investments
United States	61.0%
Japan	18.6
Cayman Islands	8.4
Taiwan	4.3
Netherlands	3.2
South Korea	1.8
United Kingdom	1.5
France	1.2
Total	100.0%

* Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

First Trust Indxx Metaverse ETF (ARVR)

Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,216,021	$1,216,021	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund II

Additional Information

December 31, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

First Trust Nasdaq Lux Digital Health Solutions ETF

Nasdaq® and Nasdaq Lux Health Tech Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates herein after referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Indxx Metaverse ETF

Indxx and Indxx Metaverse Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.